PNC MID CAP VALUE FUND (First Prospectus Summary) | PNC MID CAP VALUE FUND
PNC MID CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC MID CAP VALUE FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC MID CAP VALUE FUND	CLASS A		CLASS C
Management Fees	0.75%		0.75%
Distribution (12b-1) Fees	0.05%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.27%		0.27%
Other Expenses	0.52%		0.52%
Total Annual Fund Operating Expenses	1.32%		2.02%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC MID CAP VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	677	955	1,254	2,102
CLASS C	305	634	1,088	2,348

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC MID CAP VALUE FUND CLASS C	205	634	1,088	2,348

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 32%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. The Fund defines a mid cap company as one whose market capitalization at the time of purchase falls approximately between $750 million and $20 billion. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety,

utilizing a discounted cash flow methodology. Key drivers include revenue growth, profit margin and asset turnover trends. The Adviser generally sells securities upon market realization of a company's intrinsic value. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

PRINCIPAL RISKS
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Mid Cap Company Risk. Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, mid cap company stocks be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies.

Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         20.07%   (9/30/09)

Worst Quarter       -23.80%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 1.76%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MID CAP VALUE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
CLASS A	Class A Shares Returns Before Taxes		12.18%	1.54%	7.47%	Jul. 01, 2002
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	12.04%	1.00%	6.29%	Jul. 01, 2002
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	8.11%	1.20%	6.09%	Jul. 01, 2002
CLASS C	Class C Shares Returns Before Taxes		16.86%	1.97%	8.23%	Jun. 02, 2003
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)		24.75%	4.08%	8.90%	Jun. 30, 2002	10.22%	May 31, 2003
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.